Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity-Based Compensation [Abstract]
Schedule of Restricted Stock Unit Activity

Restricted stock activity as of and for the three months ended March 31, 2024 was as follows:

	Number of Shares of Restricted Stock	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2023	20,000	0.00
Granted	—	—
Vested or released	(20,000)	—
Forfeited	—	—
Outstanding at March 31, 2024	—	—

Vendor stock award activity subject to revenue-related performance objectives during the three months ended March 31, 2024 was as follows:

	Number of Shares of Vendor Stock Awards	Weighted Average Remaining Vesting Term (Years)
Outstanding at December 31, 2023	1,030,000	1.25
Granted	—	—
Vested or released	—	—
Forfeited	—	—
Outstanding at March 31, 2024	1,030,000	1.00

Warrant activity for three-month period ended March 31, 2024 was as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2023	3,553,969	$1.61	4.16
Granted	300,000	0.50	7.00
Vested or released	—	—	—
Forfeited	—	—	—
Outstanding at March 31, 2024	3,553,969	$1.51	4.17
Restricted stock unit activity as of and for the years ended December 31, 2023 and 2022 was as follows
	Number of RSUs	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	377,777	0.45
Granted	117,800	0.33
Forfeited	(495,577)	—
Outstanding at December 31, 2022	—	—
Granted	614,883	0.86
Forfeited	(614,883)	—
Outstanding at December 31, 2023	—	—
Restricted stock activity for the years ended December 31, 2023 and 2022 was as follows:
	Number of Shares of Restricted Stock	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	—	—
Granted	110,000	9.27
Vested or released	(36,668)	—
Forfeited	(66,667)	—
Outstanding at December 31, 2022	6,666	0.90
Granted	1,641,332	0.57
Vested or released	(570,000)	—
Forfeited	(1,057,998)	—
Outstanding at December 31, 2023	20,000	0.00
Vendor stock award activity subject to revenue-related performance objectives during the years ended December 31, 2023 and 2022 was as follows:
	Number of Shares of Vendor Stock Awards	Weighted Average Remaining Vesting Term (Years)
Outstanding at December 31, 2021	—	—
Granted	1,030,000	2.25
Vested or released	—	—
Forfeited	—	—
Outstanding at December 31, 2022	1,030,000	2.25
Granted	—	—
Vested or released	—	—
Forfeited	—	—
Outstanding at December 31, 2023	1,030,000	1.25
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	110,000	$12.00	4.96
Granted	—	—	—
Vested or released	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2022	110,000	$12.00	3.71
Granted	3,143,969	1.25	5.00
Vested or released	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2023	3,253,969	$1.61	4.16

Schedule of Stock Option Activity

Stock option activity for three month period ended March 31, 2024 was as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2023	446,559	$8.88	8.08
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding at March 31, 2024	446,559	$8.88	7.83

Exercisable at March 31, 2024	71,559	$3.03	8.42
Stock option activity for the years ended December 31, 2023 and 2022 was as follows:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	1,830,000	$9.86	8.18
Granted	701,893	3.37	10.00
Exercised	—	—	—
Forfeited	(957,001)	—	—
Outstanding at December 31, 2022	1,574,892	$9.67	8.94
Granted	1,500,000	0.50	5.00
Exercised	—	—	—
Forfeited	(2,628,333)	—	—
Outstanding at December 31, 2023	446,559	$8.88	8.08

Exercisable at December 31, 2023	71,559	$3.03	8.67